Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2020
Provisions for liabilities and charges
Schedule of provisions and liabilities

	Provisions	Payment	Other
	for	protection	regulatory
	commitments	insurance	provisions	Other	Total
	£m	£m	£m	£m	£m

At 1 January 2020	177	1,880	528	738	3,323
Exchange and other adjustments	—	—	9	—	9
Provisions applied	—	(999)	(319)	(117)	(1,435)
Charge for the period	324	—	177	63	564
At 30 June 2020	501	881	395	684	2,461